Equity (Details) - USD ($)		1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 06, 2019	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Mar. 31, 2019	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Class of Stock [Line Items]
Reverse stock split												every 350 shares of common stock outstanding (1:350 Reverse Stock Split).
Share Issued						50,000
Proceeds from shares issuance									$ 1,367,500		$ 637,000	$ 637,000	$ 60,000
Reverse Stock Split shares issued									3,018			910	32,226
Share issued value						$ 100,000			$ 1,367,500	100,000		$ 637,000	$ 60,000
Consideration amount												$ 302,271
Repayment of convertible note										$ 655,076
Shares repurchased during period	38,625
Shares cancelled during period					60,000
Preferred stock, shares authorized		200,000,000							200,000,000	200,000,000		200,000,000
Shareholders [Member]
Class of Stock [Line Items]
Ownership percentage												7.00%
Preferred Class C [Member]
Class of Stock [Line Items]
Ownership percentage												89.00%
Preferred stock, shares authorized		9,000,000							9,000,000	9,000,000		9,000,000
Convertible debt holders [Member]
Class of Stock [Line Items]
Ownership percentage												4.00%
Private Placement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share								$ 2					$ 2
Share Issued								1,500,000
Stock Plan [Member]
Class of Stock [Line Items]
Shares awarded under stock plan					510,000					965,000		510,000
Related Party [Member]
Class of Stock [Line Items]
Reverse Stock Split shares issued						143
Share issued value						$ 100,000
consulting services [Member]
Class of Stock [Line Items]
Share Issued		890,000	100,000	100,000					100			346,618
Share issued value		$ 11,945	$ 6,990	$ 13,990					$ 70,000			$ 800,751
Investor [Member]
Class of Stock [Line Items]
Warrant exercised					381,944						381,944
Consultant [Member]
Class of Stock [Line Items]
Share Issued						100	100
Proceeds from shares issuance						$ 70,000	$ 70,000
Common stock, par value						$ 0.0001	$ 0.0001
Employees, Management And Former Members of Board of Directors [Member]
Class of Stock [Line Items]
Share Issued						822
Proceeds from shares issuance						$ 575,200
Common stock, par value						$ 0.0001
Convertible Debt [Member]
Class of Stock [Line Items]
Common shares issued for debt reduction		85,586,940	5,113,855	2,514,782
Common shares issued for debt reduction value		$ 1,522,153	$ 243,169	$ 436,629
Compensation [Member]
Class of Stock [Line Items]
Share Issued				100,000
Share issued value				$ 14,990
Warrant holders [Member]
Class of Stock [Line Items]
Share Issued		21,914,415